Future Accounting Changes	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Future Accounting Changes
4.	FUTURE ACCOUNTING CHANGES
Interest Rate Benchmark Reform – Phase 2
In August 2020, the International Accounting Standards Board (“IASB”) issued amendments to
IFRS 9 “Financial Instruments”
,
IAS 39 “Financial Instruments: Recognition and Measurement”
,
IFRS 7 “Financial Instruments: Disclosure”
,
IFRS 4 “Insurance Contracts”
and
IFRS 16 “Leases”
to address issues arising from the implementation of the interest rate benchmark reform, including the replacement of one benchmark with an alternative one. The amendments provide relief to accounting for the modifications required by the interest rate benchmark reform and hedge accounting. In addition, the amendments to IFRS 7 require additional disclosures related to the reform. The amendments will become effective for the Company fiscal year beginning on February 1, 2021. The Company has determined the adoption of the amendments is not expected to have a significant impact on its consolidated financial statements.
Other standards or amendments
The IASB has issued other standards or amendments to existing standards that are not expected to have a significant impact on the Company’s consolidated financial statements.